Accounts Receivables	12 Months Ended
Dec. 31, 2022
Accounts Receivables [Abstract]
Accounts receivables
5.	Accounts receivables

The following table provides information about contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers.

	As of December 31,
	2021	2022
	RMB’000	RMB’000

Accounts receivable	-	61,396
Less: Allowance for doubtful debts	-	-
Accounts receivable, net	-	61,396

As of December 31, 2022, there was no allowance recorded as all the accounts receivable fully collected in year 2023.

Prepayments and other assets

The prepayments and other assets consist of the following:

	As of December 31,
	2021	2022
	RMB’000	RMB’000

Prepayments and other current assets
Prepayment for equipment	70,031	22,322
Others	9,104	12,260

Total	79,135	34,582